Stockholders’ Equity (Details) - Schedule of stock option activity $ / shares in Units, $ in Millions	6 Months Ended
Jun. 30, 2022 USD ($) $ / shares shares
Schedule Of Stock Option Activity Abstract
Number of Shares, Outstanding | shares	780,640
Weighted Average Exercise Price, Outstanding | $ / shares	$ 0.01
Total Intrinsic Value, Outstanding | $	$ 532,787
Weighted Average Remaining Contractual Life, Outstanding	8 years 1 month 6 days
Number of Shares,Granted | shares	714,540
Weighted Average Exercise Price,Granted | $ / shares	$ 6.34
Total Intrinsic Value,Granted | $
Weighted Average Remaining Contractual Life, Granted
Number of Shares, Forfeited / cancelled | shares
Weighted Average Exercise Price, Forfeited / cancelled | $ / shares
Total Intrinsic Value, Forfeited / cancelled | $
Weighted Average Remaining Contractual Life, Forfeited / cancelled
Number of Shares, Exercised | shares
Weighted Average Exercise Price, Exercised | $ / shares
Total Intrinsic Value, Exercised | $
Weighted Average Remaining Contractual Life, Exercised
Number of Shares, Outstanding | shares	1,495,180
Weighted Average Exercise Price, Outstanding | $ / shares	$ 3.04
Total Intrinsic Value, Outstanding | $	$ 1,653,005
Weighted Average Remaining Contractual Life, Outstanding	8 years 8 months 12 days
Number of Shares, Options vested and exercisable | shares	891,722
Weighted Average Exercise Price, Options vested and exercisable | $ / shares	$ 2.56
Total Intrinsic Value, Options vested and exercisable | $	$ 1,134,252
Weighted Average Remaining Contractual Life, Options vested and exercisable	8 years 6 months